Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow information and non-cash activities
Supplemental cash flow information and non-cash activities for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Years ended December 31,
	2013	2012	2011
Cash paid for interest	$12,233	$6,203	$2,250
Cash paid for taxes	$—	$—	$—
Settlement of employee's incentive compensation with shares of common stock	$438	$—	$—
Non-cash financing activities:
Conversion of preferred stock to common stock	$33,000	$—	$—
Repayment of term loan with shares of common stock	$5,655	$—	$—